Taxes (Details 1)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
China statutory income tax rate		25.00%	25.00%	25.00%
Preferential tax rate reduction		(8.80%)	(7.60%)	(10.30%)
Change in valuation allowance		0.70%	0.50%	0.70%
Permanent difference	[1]	0.10%	0.10%	0.10%
Effective tax rate		17.00%	18.00%	15.50%

[1]	Permanent difference mainly consisted of the meal and entertainment expenses which is partially non-deductible under PRC income tax law.